Note 14 - Warrants - Warrants Granted (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Warrants granted (in shares)	1,175,000	311,250
Related Party [Member]
Warrants granted (in shares)	311,250
Chairman and CEO [Member]
Warrants granted (in shares)	225,000
Chief Financial Officer [Member]
Warrants granted (in shares)	3,750
Director [Member]
Warrants granted (in shares)	75,000
Brother of CEO [Member]
Warrants granted (in shares)	7,500